Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2020	December 31, 2019
(in thousands of U.S. dollars)	$	$
Balance at beginning of year	1,075,133	871,613
Purchases	597,364	77,969
Sales	-	(25)
Redemptions for physical bullion	(160)	(6,825)
Realized gains (losses) on sales and redemptions for physical bullion	(45)	(4,537)
Change in unrealized gains (losses)	733,186	136,938
Balance at end of year	2,405,478	1,075,133